Form N-CSR Cover	6 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Entity Central Index Key	0001843749
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026